Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,			$ 25,244	$ 45,084	$ 44,013
Payable	$ 5,155		10,883	42,406
Operating expenses
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,			0	3,594	2,652
Payable			0	74
Asset management fees
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,			0	23,668	23,499
Payable			0	0
Property management fees
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,			0	9,479	9,782
Payable			0	875
Disposition fees
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,	0	$ 641	641	177	1,950
Payable	0		0	0
Costs advanced by the advisor
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,	1,546	2,571	3,771	546	587
Payable	1,120		1,164	341
Consulting fee - shared services
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,	1,875	1,874	2,500	0	0
Payable	631		441	0
Acquisition fees
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,	0	942	942	5,331	3,791
Payable	0		0	0
Leasing commissions
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,	0	596	2,540	2,289	1,752
Payable	0		0	0
Earn-out
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,	0	0	0	0	0
Payable	338		2,919	29,380
Other Fees
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,	0	20	20	0	0
Payable	0		0	11,734
Incurred fees	150	0	0	0	0
Receivable	201	352	352	11,734
Stockholder Servicing Fee
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,	0	693	692	0	0
Payable	2,354		4,994	0
Distributions
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,	8,353	10,089	14,138	0	0
Payable	712		1,365	2
Cash to be received from an affiliate related to deferred compensation and other payroll costs
Related Party Transaction [Line Items]
Incurred fees	0	658	658	0	0
Receivable	0	0	0	7,951
Total
Related Party Transaction [Line Items]
Incurred for the Year Ended December 31,	11,774	17,426
Payable	5,155		10,883
Griffin Capital Corporation | Payroll/Expense Allocation
Related Party Transaction [Line Items]
Incurred fees	300	321	481	0	0
Receivable	781	481	481	0
Griffin Capital Corporation | Reimbursable Expense Allocation
Related Party Transaction [Line Items]
Incurred fees	16	0	4	0	0
Receivable	5	4	4	0
Griffin Capital Essential Asset REIT II
Related Party Transaction [Line Items]
Incurred fees	466	8,728	8,892	0	0
Receivable	987	837	837	19,685
Griffin Capital Essential Asset REIT II | Payroll/Expense Allocation
Related Party Transaction [Line Items]
Incurred fees	0	1,217	1,217	0	0
Receivable	0	0	0	0
Griffin Capital Essential Asset REIT II | O&O Costs (including payroll allocated to O&O)
Related Party Transaction [Line Items]
Incurred fees	0	157	157	0	0
Receivable	0	0	0	0
Griffin Capital Essential Asset REIT II | Other Fees
Related Party Transaction [Line Items]
Incurred fees	0	6,375	6,375	0	$ 0
Receivable	$ 0	$ 0	$ 0	$ 0